CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - JPY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts related to accounts receivable-trade	¥ 5,484	¥ 4,426	¥ 22,920
Allowance for doubtful accounts on long-term accounts receivable	¥ 125,939	¥ 131,759	¥ 141,256
Treasury stock shares	92,500	92,500	92,500
Common stock
Common stock, no par value	¥ 0	¥ 0
Common stock, shares authorized	19,899,999	9,999,999
Common stock, shares issued	4,975,000	4,915,000
Common stock, shares outstanding	4,882,500	4,822,500
Class A Common
Common stock, no par value	¥ 0	¥ 0	¥ 0
Common stock, shares authorized	1	1	1
Common stock, shares issued	1	1	1
Common stock, shares outstanding	1	1	1